SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Movement of Allowance for Financing Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	¥ 40,735	¥ 65,489
Current year net provision	32,833	38,625	¥ 35,300
Write-off	(21,710)	(14,605)
Disposal	0	(48,774)
Balance at end of the year	¥ 51,858	¥ 40,735	¥ 65,489
Loan term of financing receivables	24 months